Group - Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities
Receipts from customers	$ 1,977	$ 1,980	$ 4,411
Payments to suppliers and employees	(1,363)	(1,316)	(2,583)
Cash generated from operations	614	664	1,828
Dividends received from joint ventures	71	54	148
Taxation refund	7	0	0
Taxation paid	(225)	(166)	(431)
Net cash inflow (outflow) from operating activities from continuing operations	467	552	1,545
Net cash inflow (outflow) from operating activities from discontinued operations	0	52	109
Net cash inflow (outflow) from operating activities	467	604	1,654
Cash flows from investing activities
Capital expenditure	(429)	(307)	(701)
Interest capitalised and paid	(9)	(7)	(17)
Acquisition of intangible assets	0	0	(1)
Dividends from other investments	12	0	9
Proceeds from disposal of tangible assets	2	0	3
Other investments and assets acquired	(5)	(4)	(8)
Proceeds from disposal of other investments	0	9	9
Proceeds from disposal of joint ventures	2	0	26
Loans advanced	(10)	0
Loans repaid by associates and joint ventures	0	0	12
Proceeds on disposal of discontinued assets and subsidiaries	0	0	200
Recognition of joint operation - cash	0	0	2
Decrease (increase) in cash restricted for use	13	(7)	(9)
Interest received	29	9	27
Net cash inflow (outflow) from investing activities from continuing operations	(395)	(307)	(448)
Net cash inflow (outflow) from investing activities from discontinued operations	0	(17)	(31)
Cash in subsidiaries sold and transferred to held for sale	0	2	3
Net cash inflow (outflow) from investing activities	(395)	(322)	(476)
Cash flows from financing activities
Proceeds from borrowings	7	1,526	2,226
Repayment of borrowings	(7)	(811)	(2,310)
Repayment of lease liabilities	(30)	(22)	(47)
Finance costs - borrowings	(49)	(67)	(110)
Finance costs - leases	(5)	(4)	(8)
Other borrowing costs	0	(18)	(33)
Dividends paid	(207)	(44)	(47)
Net cash inflow (outflow) from financing activities from continuing operations	(291)	560	(329)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(291)	560	(329)
Net increase (decrease) in cash and cash equivalents	(219)	842	849
Effect of exchange rate changes on cash and cash equivalents [abstract]
Translation	(30)	(6)	25
Cash and cash equivalents at beginning of period	1,330	456	456
Cash and cash equivalents at end of period	$ 1,081	$ 1,292	$ 1,330